Warrants	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Warrants

NOTE 12 - WARRANTS

At December 31, 2024, the Company had outstanding share purchase warrants to purchase 10,954,307 Common Shares at prices ranging from $0.85 to $2.15 per Common Share. The warrants expire at various dates through February 8, 2026. At December 31, 2024, Yerbaé had an aggregate of 10,954,307 Common Shares reserved for the due exercise of the outstanding warrants.

As discussed, management uses the Black-Scholes-Merton valuation model to determine the fair value of the issued warrants. In using the Black-Scholes-Merton option pricing model, management has determined that the warrants have a weighted average value ranging from $0.12 to $0.96 per warrant.

The assumptions used in the calculated fair value of warrants are as follows:

Risk-free interest rate	3.99%
Expected life in years at date of issuance	2-5 years
Expected volatility	75.34%

The following table summarizes the activity for warrants for the fiscal years presented:

	Total Warrants
	Total Warrants Outstanding	Weighted Average Exercise Price ($)
Balance, December 31, 2023	14,805,080	$1.44
Issued	-	$-
Exercised	(1,451,098)	$1.23
Expired	(2,399,675)	$1.50
Balance, December 31, 2024	10,954,307	$1.48